Total
Neuberger Berman Floating Rate Income Fund
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated February 28, 2020, as amended and supplemented
Neuberger Berman Income Funds®
Neuberger Berman Floating Rate Income Fund
Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated February 28, 2020, as amended and supplemented

This supplement describes important changes affecting Neuberger Berman Floating Rate Income Fund (the “Fund”) effective immediately. If you have any questions regarding these changes, please contact Neuberger Berman Investment Advisers LLC (“NBIA”) at 877-628-2583.

Reduction of the Fund’s Investment Advisory Fee Rate and Contractual Expense Limitation Arrangements: Effective immediately, for investment management services, the Fund pays NBIA a fee at the annual rate of 0.40% of the Fund’s average daily net assets.  Additionally, the contractual expense limitation arrangements for each of Class A, Class C and Institutional Class will be reduced, as described below. As a result, effective immediately:

(1)   The fee table and expense example included in the Fund’s Summary Prospectus and Prospectus are hereby deleted and replaced with the following:

The date of this supplement is January 15, 2021.

Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104

Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - Neuberger Berman Floating Rate Income Fund		Class A	Class C	Institutional Class
Maximum initial sales charge on purchases (as a % of offering price)		4.25%	none	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	[1]	none	1.00%	none
[1]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 1.00% applies on certain redemptions made within 18 months following purchases of $1 million or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses - Neuberger Berman Floating Rate Income Fund		Class A	Class C	Institutional Class
Management fees	[1]	0.67%	0.67%	0.55%
Distribution and/or shareholder service (12b-1) fees		0.25%	1.00%	none
Other expenses		0.28%	0.26%	0.25%
Total annual operating expenses		1.20%	1.93%	0.80%
Fee waiver and/or expense reimbursement	[2]	0.21%	0.19%	0.18%
Total annual operating expenses after fee waiver and/or expense reimbursement	[3]	0.99%	1.74%	0.62%
[1]	“Management fees” have been restated to reflect current advisory fees, which are lower than prior advisory expenses.
[2]	“Fee waiver and/or expense reimbursement” has been restated to reflect the contractual expense limit for each Class as disclosed in note 4.
[3]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.97%, 1.72% and 0.60% of average net assets, respectively. Each of these undertakings lasts until 10/31/2023 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.97%, 1.72% and 0.60% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.

Expense Example
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

(assuming redemption)
Expense Example - Neuberger Berman Floating Rate Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	522	727	995	1,761
Class C	277	548	986	2,205
Institutional Class	63	199	388	937

(assuming no redemption)
Expense Example No Redemption - Neuberger Berman Floating Rate Income Fund - USD ($)	1 Year	3 Years	5 Years	10 Years
Class A	522	727	995	1,761
Class C	177	548	986	2,205
Institutional Class	63	199	388	937